INVENTORIES	12 Months Ended
Jun. 30, 2021
Inventory Disclosure [Abstract]
INVENTORIES	NOTE 3 - INVENTORIES Components of inventories are as follows:

	June 30,
	2020	2021
Raw materials	$18,307	$23,469
Work in progress	17,561	12,165
Finished goods	12,342	12,278

	$48,210	$47,912